Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Contingencies and Commitments [Abstract]
Summary of Ongoing Litigations Related With Contingent Liabilities And Contingent Assets
(1)	Ongoing litigations and claims related with contingent liabilities and contingent assets as of December 31, 2022 and 2023 are as follows:

	2022			2023
	Number of cases	Claim amount		Number of cases	Claim amount
	In millions of won
As the defendant	653	￦	981,878	666	￦	805,227
As the plaintiff	238		599,809	268		571,593

Summary of Credit Lines Provided By Financial Institutions
(3)	Lines of credit provided by financial institutions as of December 31, 2023 are as follows:

Commitments	Financial institutions	Currency	Credit limit	Used amount

	In millions of won and thousands of foreign currencies
Commitments on Bank-overdraft	Nonghyup Bank and others	KRW	2,260,500	3,096
Limit amount available for CP	Hana Bank and others	KRW	5,650,000	5,650,000
General Loan, etc.	Hana Bank and others	KRW	4,400,000	4,350,000
Limit amount available for card	Hana Bank and others	KRW	47,424	1,919
Loan limit	Korea Development Bank and others	KRW	2,708,395	1,969,529
	DBS Bank and others	USD	1,782,000	USD 40,000
				KRW 200,000
Certification of payment on payables from foreign country Certification of payment on L/C	Nonghyup Bank	USD	8,700	5,270
	Shinhan Bank and others	USD	1,160,452	178,558
	Kookmin Bank and others	EUR	42,688	42,688
	Shinhan Bank	JPY	481,785	481,785
Certification of Performance guarantee on contract	Hana Bank and others	KRW	145,855	125,289
	First Abu Dhabi Bank and others	USD	921,138	788,313
	Korea Development Bank and others	JPY	620,000	620,000
	Hana Bank	EUR	12,106	12,106
	Hana Bank	INR	44,872	44,872
	Hana Bank	OMR	6,250	6,250
	Hana Bank	SAR	4,151	4,151
Certification of bidding	Hana Bank	USD	5,200	—
	Export-Import Bank of Korea	EUR	10,000	10,000
Advance payment bond, Warranty bond, Retention bond and others	Seoul Guarantee Insurance Hana Bank and others	KRW USD	57,670 813,839	57,670 763,596
	Saudi National Bank	SAR	21,000	21,000
	Hana Bank and others	MXN	21,597	20,027
Others (*)	Nonghyup Bank and others	KRW	337,126	KRW 19,943
				USD 20,832
				EUR 282
	Nonghyup Bank and others	USD	316,327	USD 60,073
				EUR 48,825
	StandardChartered	AED	50	50
Secured loan of credit sales	Nonghyup Bank and others	KRW	271,000	—
Inclusive credit	Hana Bank	KRW	8,000	4,920
	Hana Bank and others	USD	135,000	USD 15,141
				INR 345,206
Equity Bridge Loan Guarantee	Export-Import Bank of Korea and others	USD	1,764,555	1,372,546
Trade finance	DBS Bank and others	USD	870,000	—

(*)
As of December 31, 2023, the Company has entered into a credit extension agreement for derivatives transactions with Nonghyup Bank, Hana Bank, and Woori Bank as ancillary to currency swap transactions.

Summary of Blank Check And Assets Provided As Collaterals Or Pledges To Financial Institutions By The Company Explanatory
(4)	As of December 31, 2023, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows:

Obligor	Creditor	Assets provided as security	Currency	Amount	Description

	In millions of won and thousands of foreign currencies
Mira Power Limited	International Finance Corporation and others	Property, plant and equipment and others	USD	264,800	Collateral for borrowings(*1)
Tamra Offshore Wind Power Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	171,600	Collateral for borrowings(*2)
Gyeonggi Green Energy Co., Ltd.	Korea Development Bank and others	Cash and cash equivalents and others	KRW	327,080	Collateral for borrowings(*2)
Commerce and Industry Energy Co., Ltd.	IBK and others	Property, plant and equipment and others	KRW	110,500	Collateral for borrowings(*2)
Jeongam Wind Power Co., Ltd.	KDB Capital Corporation and others	Cash and cash equivalents and others	KRW	230,259	Collateral for borrowings(*2)
Gyeongju Wind Power Co., Ltd.	Shinhan Bank and others	Property, plant and equipment and others	KRW	68,400	Collateral for borrowings(*2)
Korea Offshore Wind Power Co., Ltd.	Woori Bank and others	Property, plant and equipment and others	KRW	293,400	Collateral for borrowings(*2)
Qatrana Electric Power Company	The Islamic Development Bank and others	Finance lease receivable and property, plant and equipment and others	JOD	136,623	Collateral for borrowings(*1)
KST Electric Power Company, S.A.P.I. de C.V.	Export-Import Bank of Korea and others	Finance lease receivable and property, plant and equipment and others	USD	401,277	Collateral for debt securities(*1)
Incheon Fuel Cell Co., Ltd.	Kookmin Bank and others	Cash and cash equivalents and others	KRW	276,960	Collateral for borrowings(*2)
K-SOLAR SHINAN Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	329,736	Collateral for borrowings(*2)
KOSPO Youngnam Power Co., Ltd.	Shinhan Bank and others	Cash and cash equivalents and others	KRW	744,120	Collateral for borrowings(*2)
Jeju Hanlim Offshore Wind Co., Ltd.	Kookmin Bank and others	Property, plant and equipment and others	KRW	1,800	Collateral for borrowings(*2)
Western Power Changgi Solar Co., Ltd.	Samsung Life Insurance and others	Property, plant and equipment and others	KRW	58,500	Collateral for borrowings(*2)
J Wind First, LLC	Woori Bank	Trade receivable and others	KRW	55,000	Collateral for borrowings (*2)
Chitose Solar Power Plant LLC	Korea Development Bank	Property, plant and equipment and others	USD	134,289	Collateral for borrowings(*1)
Mangilao Intermediate Holdings LLC	Mizuho Bank	Trade receivable and others	USD	93,392	Collateral for borrowings(*1)

(4)	As of December 31, 2023, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows, continued:

(*1)	This is based on the amount of loan commitment limit.

(*2)	As of December 31, 2023, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.